1900 K Street, NW Washington, DC 20006-1110 +1 202 261 3300 Main +1 202 261 3333 Fax www.dechert.com
BRENDEN P. CARROLL brenden.carroll@dechert.com +1 202 261 3458 Direct +1 202 261 3027 Fax

February 23, 2024

VIA EDGAR

Filing Desk

U.S. Securities and Exchange Commission

Office of Filings and Information Services

Branch of Registrations and Examinations

Mail Stop 0-25

100 F Street, N.E.

Washington, D.C. 20549

Re:	Goldman Sachs Variable Insurance Trust (the “Registrant”)

File Nos. 033-35883 and 811-08361

Post-Effective Amendment No. 97 to the Registration Statement on Form N-1A

Ladies and Gentlemen:

On behalf of the Registrant, electronically transmitted for filing pursuant to Rule 485(a) under the Securities Act of 1933, as amended (the “1933 Act”), is Post-Effective Amendment No. 97 to the Registrant’s registration statement on Form N-1A (the “Registration Statement”) under the 1933 Act and Amendment No. 98 to the Registration Statement under the Investment Company Act of 1940, as amended (the “Amendment”). This filing is being made for the purpose of making changes to the non-fundamental 80% investment policy of each of the Goldman Sachs Large Cap Value Fund and Goldman Sachs Mid Cap Value Fund (the “Funds”), which could be construed as material. Notification has also been provided to the Funds’ shareholders in accordance with Rule 35d-1 under the 1940 Act.

We request, in reliance upon Securities Act Release No. 6510 and Investment Company Act Release No. 13768 (February 15, 1984), that this Amendment receive selective review from the Commission and its Staff limited to the changes identified in the preceding paragraph, because the additional disclosures set forth in this Amendment are “not substantially different” from the disclosures that the Registrant previously filed in Post-Effective Amendment No. 96 to the Registration Statement. Selective review would serve to expedite the review process for the Registrant, as well as use the Staff’s time and resources more effectively.

No fee is required in connection with this filing. Please direct any questions concerning the filing to the undersigned at 202-261-3458.

Sincerely,

/s/ Brenden P. Carroll
Brenden P. Carroll